S-K 1603(b) Conflicts of Interest	Feb. 25, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

On October 30, 2025, Norocos, a non-managing sponsor investor, acquired non-managing membership interests in the sponsor representing indirect economic interests in an aggregate of up to (i) 800,000 private placement warrants out of the 1,350,000 private placement warrants (or 1,425,000 private placement warrants if the underwriters’ over-allotment option is exercised in full) that are anticipated to be purchased by our sponsor, in a private placement that will close simultaneously with this offering, which represents approximately 59.26% of such private placement warrants (or approximately 56.14% of such private placement warrants if the underwriters’ over-allotment option is exercised in full); and (ii) 800,000 founder shares out of the 2,683,333 founder shares held by the sponsor after this offering if the underwriters’ over-allotment option is not exercised (or 3,183,333 founder shares if the underwriters’ over-allotment option is exercised in full), which represents an interest in approximately 29.8% of the founder shares (or approximately 25.1% if the underwriters’ over-allotment option is exercised in full) held by our sponsor. See “Summary — The Offering — Prior issuance of founder shares” and “Summary — The Offering — Private placement warrants.” The remaining non-managing membership interests in our sponsor will be owned by other non-managing sponsor investors, Mr. Setti, our Chief Financial Officer, and Mr. Singhal, our current board advisor, none of whom will have a direct or indirect material interest in our sponsor.

Further, Mr. Setti will receive an indirect interest in an aggregate amount of 75,000 founder shares, our independent directors will receive an indirect interest in an aggregate amount of 150,000 founder shares, or 25,000 each, except for Mr. Swaminathan who will receive an indirect interest in an aggregate amount of 100,000 founder shares, and our board advisor will receive an indirect interest in an aggregate amount of 10,000 founder shares, in each case through non-managing membership interests in our sponsor as compensation for their services as Chief Financial Officer, directors and board advisor, as applicable. Therefore, of the 2,683,333 founder shares (or 3,183,333 founder shares if the underwriters’ over-allotment option is exercised in full) owned by our sponsor, (i) Mr. Setti, our directors and board advisors will collectively have an indirect interest in an aggregate of 475,000 founder shares and (ii) the non-managing sponsor investors will collectively have an indirect interest in an aggregate of 840,000 founder shares. As a result, other than Mr. Devanur and Norocos, no other investor or holder of non-managing sponsor membership interests has a direct or indirect material interest in the sponsor.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement and written agreements entered with us, as applicable, each of our sponsor, directors, officers, board advisor, at-risk capital investors and Maxim has agreed to restrictions on their ability to transfer, assign or sell the founder shares and private placement warrants (and the underlying Class A ordinary shares), as applicable, as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier of six months after the date of the consummation of an initial business combination; or if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 75 days after the completion of our initial business combination.

BHAV Partners LLC Giri Devanur Chaitanya Kumar Setti Balaji Swaminathan Piyush Sadana John Patrick O’Connell Rajan Singhal At-risk capital investors

Transfers permitted to (a) (i) our sponsor’s members, (ii) our directors, officers and our sponsor, (iii) any affiliates or family members of our directors, officers, sponsor or sponsor’s members, (iv) any members or partners of our sponsor, our sponsor’s members, or their respective affiliates, or any affiliates of our sponsor, our sponsor’s members, or any employees of such affiliates, or (v) in the case of the at-risk capital investors, to any person, provided that, prior to any transfer of any founder shares by the at-risk capital investors, such person must enter into a written agreement agreeing to be bound by the terms of the subscription agreements entered into with us and the at-risk capital investors; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination;

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

(i) by virtue of the laws of the Cayman Islands, by virtue of our sponsor’s operating agreement or other constitutional, organizational or formational documents, as amended, upon dissolution of our sponsor, or by virtue of the constitutional, organization or formational documents of a subsidiary of our sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination.

Private Placement Warrants (and Underlying Class A Ordinary Shares)	30 days after the completion of our initial business combination	BHAV Partners LLC Giri Devanur Chaitanya Kumar Setti Balaji Swaminathan Piyush Sadana John Patrick O’Connell Rajan Singhal At-risk capital investors	Same as above
Any units, rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, rights or founder shares	180 days after the effective date of the underwriting agreement	BHAV Partners LLC Giri Devanur Chaitanya Kumar Setti Balaji Swaminathan Piyush Sadana John Patrick O’Connell Rajan Singhal At-risk capital investors Maxim Group LLC

Maxim in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers, directors and board advisor are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs; such persons may not be released from those transfer restrictions prior to our initial business combination, except to the extent described herein.

Officers, Directors and Director Nominees [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Each of our officers and directors may have in the future additional, fiduciary or contractual obligations to other entities, including any other special purpose acquisition company with a class of securities registered under the Exchange Act, even before we enter into a definitive agreement regarding our initial business combination or we have failed to complete our initial business combination within the prescribed timeline. In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. These conflicts may not be resolved in our favor and a potential target business may be presented to other entities prior to its presentation to us. For a complete description of our management’s other affiliations, see “Officers, Directors and Director Nominees.”

Our Sponsor, Officers, Directors and Board Advisors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor, officers, directors and board advisor have agreed to waive their redemption rights with respect to our founder shares and public shares in connection with the consummation of our initial business combination. Additionally, our sponsor and our officers, directors and board advisor have agreed to waive their redemption rights with respect to their founder shares if we fail to consummate our initial business combination within 15 months after the closing of this offering or during any Extension Period. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and the warrants will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor until the earlier of (1) six months after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization, or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing any time 75 days after the completion of our initial business combination, the founder shares will be released from the lock-up. With certain limited exceptions, the private placement warrants and the Class A ordinary shares underlying such rights warrants not be transferable, assignable or salable by our sponsor until 30 days after the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own founder shares and/or private placement warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Our Sponsor and Members [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $1,375,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.0065 per share) and the $1,350,000 purchase price for the private placement warrants (or $1.00 per warrant). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering.

SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
Key Personnel Negotiate Employment [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

Our Key Personnel [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our key personnel may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such key personnel was included by a target business as a condition to any agreement with respect to our initial business combination.
Our Sponsor, Officers, Directors, Board Advisors or Non-Managing Sponsor Investors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers, directors, board advisor or non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.
Business Combination [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.
Target Company Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers, directors or board advisors, or our or their affiliates, of finder’s fees, advisory fees, consulting fees or success fees for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account. See “Risk Factors — We may engage in a business combination with one or more target businesses that have relationships with entities that may be affiliated with our sponsor, officers, directors or existing holders which may raise potential conflicts of interest.”